EMPLOYEE BENEFIT PLAN - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Matching contributions made in cash	$ 0	$ 17